OPERATING SEGMENTS - Non-Current Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Non-current assets	$ 29,954	$ 30,105
Canada
Disclosure of operating segments [line items]
Non-current assets	26,128	26,504
United States
Disclosure of operating segments [line items]
Non-current assets	$ 3,826	$ 3,601